Income Taxes- Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 32,659	$ 29,211
R&D and other tax credit carryovers	7,444	6,752
Lease liability	879	1,224
Stock-based compensation	1,005	3,070
Accrued compensation and other expenses	149	536
Fixed assets	5,020	0
Total deferred tax assets	47,156	40,793
Deferred tax liabilities
Fixed assets	0	(37)
Right of use assets	(38)	(1,046)
Valuation allowance	(47,118)	(39,710)
Deferred tax assets, net of allowance	$ 0	$ 0